SCHEDULE 1 STATEMENT OF COMPREHENSIVE INCOME (LOSS) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net loss attributable to China Sunergy Co., Ltd.	$ (50,609,081)	$ (133,580,664)	$ (94,292,695)
Other comprehensive income (loss): foreign currency translation adjustments, net of tax impact nil for 2011, 2012 and 2013	584,066	824,167	6,678,512
Comprehensive income (loss)	(50,061,888)	(132,756,541)	(87,614,183)
Parent Company [Member]
Net loss attributable to China Sunergy Co., Ltd.	(50,609,081)	(133,580,664)	(94,292,695)
Other comprehensive income (loss): foreign currency translation adjustments, net of tax impact nil for 2011, 2012 and 2013	547,193	824,123	6,678,512
Comprehensive income (loss)	$ (50,061,888)	$ (132,756,541)	$ (87,614,183)